Business Combination (Tables)	12 Months Ended
Dec. 31, 2014
Chinabank Payment and Chinabank Payment Technology
Business combination
Schedule of allocation of the purchase price

	Amount	Amortization Years
	RMB
Tangible assets acquired and liabilities assumed
Cash	5,781
Accounts payable	(53,936)
Advance from customers	(6,552)
Others	(3,442)
Identifiable intangible assets:
Online payment and other licenses	189,000	15
Identifiable net assets acquired (a)	130,851
Cash consideration (b)	145,500
Goodwill (b-a)	14,649

Transaction with Tencent
Business combination
Schedule of allocation of the purchase price

Amount
RMB
Fair value of the Company’s shares issued *	11,644,310
Transaction costs**	20,705
Total value to be allocated in purchase accounting	11,665,015

	Amount	Amortization Years
	RMB
Strategic Cooperation Agreement	6,075,289	5
Non-compete Agreement	1,442,389	8
Combined Platform Business
Cash	60,284
Other current assets	3,587
Property, plant and equipment, net	17,647
Current liabilities	(63,871)
Technology	108,800	5
Domain names and trademark	33,100	10
Advertising customer relationship	80,400	7
Goodwill	2,593,420
Deferred tax liability	(41,893)
Investment in Shanghai Icson	252,779
Call Option	—
Logistic workforce	13,900	3
Land use right	73,632	40
Net cash acquired	1,015,552
Total Purchase price	11,665,015